12. SEGMENTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Segment Reporting [Abstract]
SEGMENTS

	Plasma
Six Months Ended June	Collection	Research and
30, 2013	Center	Development	Corporate	Consolidated

Revenues	$1,529,909	$-	$6,296	$1,536,205

Cost of product revenue	1,014,807	-	-	1,014,807

Gross profit	515,102	-	6,296	521,398

Loss from operations	(540,180)	(4,937,934)	(2,515,102)	(7,993,216)

Other expense	(3,921)	-	(139,954)	(143,875)

Loss before income taxes	(544,101)	(4,937,934)	(2,655,056)	(8,137,091)

Property and equipment,
net	661,934	4,348	183,635	849,917

Depreciation and
amortization expense	86,282	1,619	16,287	104,188

	Plasma
Six Months Ended June	Collection	Research and
30, 2012	Center	Development	Corporate	Consolidated

Revenues	$234,496	$-	$-	$234,496

Cost of product revenue	144,070	-	-	144,070

Gross profit	90,426	-	-	90,426

Loss from operations	(748,035)	(260,494)	(1,411,513)	(2,420,042)

Other income (expense)	(4,370)	-	2,768	(1,602)

Loss before income taxes	(752,405)	(260,494)	(1,408,745)	(2,421,644)

Property and equipment,
net	741,229	20,512	63,495	825,236

Depreciation and
amortization expense	81,036	8,412	2,399	91,847

Year ended December 31, 2012	Plasma Collection Center	Research and Development		Corporate		Consolidated
Revenues	$1,118,118	$	---	$	---	$1,118,118
Loss from operations	(1,297,802)		(3,469,078)		(3,142,289)	(7,909,169)
Interest expense, net	---		---		(9,759)	(9,759)
Loss before income taxes	(1,297,802)		(3,469,078)		(3,152,048)	(7,918,928)
Property and equipment at cost, net	687,462		5,967		85,868	779,297
Depreciation and amortization expense	164,514		4,558		13,017	182,089
Year ended December 31, 2011	Plasma Collection Center	Research and Development		Corporate		Consolidated
Revenues	$761,042	$	---	$	---	$761,042
Loss from operations	(609,676)		(2,581,386)		(1,431,894)	(4,622,956)
Interest expense, net	---		---		(1,601,269)	(1,601,269)
Loss before income taxes	(609,676)		(2,581,386)		(3,033,163)	(6,224,225)
Property and equipment at cost, net	822,265		28,924		9,743	860,932
Depreciation and amortization expense	197,274		18,144		4,134	219,552